CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - PARENT COMPANY BALANCE SHEETS - Parenthetical (Details) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Condensed Balance Sheet Statements, Captions [Line Items]
Par value per share	$ 0.0001
Shares authorized	500,000,000
Ordinary shares
Condensed Balance Sheet Statements, Captions [Line Items]
Par value per share	$ 0.0001	$ 0.0001
Shares authorized	442,456,586	442,456,586
Shares issued		40,440,000
Shares outstanding	0	40,440,000
ClassA Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Par value per share	$ 0.0001	$ 0.0001
Shares outstanding	93,710,805	0
ClassB Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Par value per share	$ 0.0001	$ 0.0001
Shares outstanding	16,990,000	0
Series A Preferred Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Par value per share	$ 0.0001	$ 0.0001
Shares authorized	0	14,560,000
Shares issued	0	14,560,000
Shares outstanding	0	14,560,000
Separate | Ordinary shares
Condensed Balance Sheet Statements, Captions [Line Items]
Par value per share	$ 0.0001	$ 0.0001
Shares authorized	442,456,586	442,456,586
Shares issued		40,440,000
Shares outstanding	0	40,440,000
Separate | ClassA Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Par value per share	$ 0.0001	$ 0.0001
Shares outstanding	93,710,805	0
Separate | ClassB Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Par value per share	$ 0.0001	$ 0.0001
Shares outstanding	16,990,000	0
Separate | Series A Preferred Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Par value per share	$ 0.0001	$ 0.0001
Shares authorized	0	14,560,000
Shares issued	0	14,560,000
Shares outstanding	0	14,560,000